FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Level 1
Financial assets:
Available-for-sale securities	$ 68,805	$ 44,719
Total financial assets	68,805	44,719
Level 2
Financial assets:
Trade receivables	60,001	67,750
Fair value of derivative financial instruments	7,135	2,112
Total financial assets	67,136	69,862
Financial liabilities:
Fair value of derivative financial instruments	1,968	277
Total
Financial assets:
Trade receivables	60,001	67,750
Available-for-sale securities	68,805	44,719
Fair value of derivative financial instruments	7,135	2,112
Total financial assets	135,941	114,581
Financial liabilities:
Fair value of derivative financial instruments	$ 1,968	$ 277